Property and Equipment, Net	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Property and Equipment, Net [Absract]
Property and Equipment, net

Note 7 — Property and Equipment, net

Property and equipment, net consists of the following:

	Estimated Useful Life (years)	December 31, 2023	September 30, 2023
Equipment and furniture	5 – 7	$929	$858
Laboratory equipment	5	601	601
Leasehold improvements	Shorter of estimated useful life or remaining lease term	891	850
Construction in progress		584	584
Property and equipment, gross		3,005	2,893
Less: Accumulated depreciation		(1,146)	(1,034)
Property and equipment, net		$1,858	$1,859

Depreciation expense for the three months ended December 31, 2023 and 2022 was $113 and $113, respectively.

Note 4 — Property and Equipment, net

Property and equipment, net consists of the following:

	Estimated Useful Life (years)	September 30,
		2023	2022
Equipment and furniture	5 – 7	$858	$895
Laboratory equipment	5	601	601
Leasehold improvements	Shorter of estimated useful life or remaining lease term	850	894
Construction in progress		584	—
Property and equipment, gross		2,893	2,390
Less: Accumulated depreciation		(1,034)	(627)
Property and equipment, net		$1,859	$1,763

Depreciation expense for the years ended September 30, 2023 and 2022 was $449 and $528, respectively.